Share-based Payments (Details) - Schedule of options issued during the current reporting period were valued using the Black-Scholes option	12 Months Ended
Jun. 30, 2022 $ / shares shares
Top of range [member]
Share-based Payments (Details) - Schedule of options issued during the current reporting period were valued using the Black-Scholes option [Line Items]
Date granted	Feb. 07, 2022
Number of options granted | shares	700,000
Exercise price	$ 1.5
Expiry date	Feb. 07, 2025
Risk free interest rate used	1.39%
Volatility applied	95.80%
Value per Option	$ 0.16
Bottom of range [member]
Share-based Payments (Details) - Schedule of options issued during the current reporting period were valued using the Black-Scholes option [Line Items]
Date granted	Feb. 07, 2022
Number of options granted | shares	140,000
Exercise price	$ 1.1
Expiry date	Jan. 18, 2025
Risk free interest rate used	1.39%
Volatility applied	95.80%
Value per Option	$ 0.184